JOINT VENTURES AND ASSOCIATES - Changes in joint ventures investments (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
JOINT VENTURES AND ASSOCIATES
As of the beginning of the period	$ 39,489,898	$ 38,673,987
Share of profit or loss	(586,318)	1,508,671
As of the end of the period	$ 38,903,580	$ 40,182,658